CONSORTIUM AGREEMENT	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Micromidas, Inc.
CONSORTIUM AGREEMENT

NOTE 6 – CONSORTIUM AGREEMENT

In December 2016, the Company entered into a consortium agreement with two Series B preferred stock investors to collaborate on development of a process to commercialize bio-based, decarbonizing materials for application on an industrial scale at a competitive price. Under the consortium agreement, the Company received $500,000. The agreement expires once performance of the research and development program has been completed.

In August 2018, the agreement was amended, whereby a Series C preferred stock investor (the “Series C Investor”, and collectively with the two Series B investors, the “Investors”) was added to the agreement and committed to invest $1,500,000 of research and development in the consortium. As of March 31, 2021, the Series C Investor had not invested any funds in the consortium.

In 2020 an additional counterparty, that is an unrelated party, was added to the consortium agreement. During the three months ended March 31, 2021 and 2020, the Company received $450,000 and $0, respectively, under the consortium agreement which was recorded as other income, net in the consolidated statement of operations and comprehensive loss.

NOTE 6 – CONSORTIUM AGREEMENT

In December 2016, the Company entered into a consortium agreement with two Series B preferred stock investors to collaborate on development of a process to commercialize bio-based, decarbonizing materials for application on an industrial scale at a competitive price. Under the consortium agreement, the Company received $500,000. The agreement expires once performance of the research and development program has been completed.

In August 2018, the agreement was amended, whereby a Series C preferred stock investor (the “Series C Investor”, and collectively with the two Series B investors, the “Investors”) was added to the agreement and committed to invest $1,500,000 of research and development in the consortium. As of December 31, 2020, the Series C Investor had not invested any funds in the consortium.

In 2020 an additional counterparty, that is an unrelated party, was added to the consortium agreement. During 2020 and 2019, the Company received $550,000 and zero, respectively, under the consortium agreement which was recorded as other income, net in the consolidated statement of operations and comprehensive income and loss.